Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues

20.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	1,487,084	2,585,814	3,490,042
- Sales to online and offline end users	19,009	24,142	252,821
- Others	80,304	138,620	215,998
Total revenues	1,586,397	2,748,576	3,958,861